Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Brown Advisory Growth Equity Fund | Brown Advisory Growth Equity Fund Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	17.07%	33.77%	(33.68%)	18.89%	32.37%	40.48%	5.01%	30.43%	(3.02%)	6.88%
Brown Advisory Flexible Equity Fund | Brown Advisory Flexible Equity Fund Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	23.73%	34.47%	(21.09%)	24.99%	19.85%	36.33%	(4.07%)	24.12%	9.37%	(2.95%)
Brown Advisory Sustainable Growth Fund | Brown Advisory Sustainable Growth Fund Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	20.22%	38.88%	(31.02%)	29.88%	38.88%	34.88%	4.45%	27.90%	5.52%	12.86%
Brown Advisory Mid-Cap Growth Fund | Brown Advisory Mid-Cap Growth Fund Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	15.09%	22.97%	(28.25%)	6.34%	32.27%	38.10%	(1.72%)
Brown Advisory Small-Cap Growth Fund | Brown Advisory Small‑Cap Growth Fund Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	4.34%	12.43%	(20.34%)	7.44%	31.76%	33.49%	(4.36%)	16.91%	9.55%	8.05%
Brown Advisory Small‑Cap Fundamental Value Fund | Brown Advisory Small‑Cap Fundamental Value Fund Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	11.87%	16.00%	(8.77%)	31.11%	(5.70%)	23.99%	(13.29%)	12.20%	21.86%	(5.70%)
Brown Advisory Sustainable Small-Cap Core Fund | Brown Advisory Sustainable Small-Cap Core Fund Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	6.81%	17.39%	(20.21%)
Brown Advisory Sustainable Value Fund | Brown Advisory Sustainable Value Fund Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	17.23%
Brown Advisory Global Leaders Fund | Brown Advisory Global Leaders Fund Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	14.00%	26.00%	(19.66%)	16.67%	20.26%	33.95%	(2.58%)	33.99%	(1.34%)
Brown Advisory Sustainable International Leaders Fund | Brown Advisory Sustainable International Leaders Fund Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	1.50%	15.76%
Brown Advisory Intermediate Income Fund | Brown Advisory Intermediate Income Fund Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	2.11%	4.19%	(9.39%)	(1.20%)	5.42%	6.85%	0.41%	2.39%	2.24%	0.68%
Brown Advisory Sustainable Bond Fund | Brown Advisory Sustainable Bond Fund Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	0.93%	3.41%	(13.45%)	(0.39%)	8.87%	8.90%	(0.57%)
Brown Advisory Maryland Bond Fund | Brown Advisory Maryland Bond Fund Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	1.65%	5.74%	(7.58%)	1.62%	2.33%	6.70%	1.44%	3.91%	(0.07%)	1.66%
Brown Advisory Tax-Exempt Bond Fund | Brown Advisory Tax-Exempt Bond Fund Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	2.38%	7.16%	(8.87%)	2.79%	3.42%	7.48%	2.16%	4.92%	0.62%	1.41%
Brown Advisory Tax-Exempt Sustainable Bond Fund | Brown Advisory Tax-Exempt Sustainable Bond Fund Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	2.29%	4.96%	(8.81%)	2.55%	2.07%
Brown Advisory Mortgage Securities Fund | Brown Advisory Mortgage Securities Fund Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	1.28%	4.34%	(10.64%)	(0.30%)	5.49%	6.93%	0.73%	2.35%	1.24%	2.29%
Brown Advisory WMC Strategic European Equity Fund | Brown Advisory WMC Strategic European Equity Fund Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	10.84%	19.36%	(11.96%)	14.60%	11.29%	23.52%	(16.49%)	32.36%	(2.28%)	6.05%
Brown Advisory Emerging Markets Select Fund | Brown Advisory Emerging Markets Select Fund Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	7.99%	10.54%	(15.21%)	1.55%	18.34%	16.75%	(20.51%)	32.77%	4.61%	(12.32%)
Brown Advisory Beutel Goodman Large-Cap Value Fund | Brown Advisory Beutel Goodman Large-Cap Value Fund Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	11.53%	12.29%	2.05%	14.74%	11.51%	29.90%